Income Taxes Reconciliation of Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ 226	$ 264	$ 189
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount					37	19	22
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount					26	4	34
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount					13	(600)	0
Effective Income Tax Rate Reconciliation Additional Income Tax Expense From Structuring Transactions					9	0	477
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount					(6)	(48)	(20)
Income Tax Reconciliation Uncertain Tax Positions					16	38	(139)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount					(12)	(13)	(6)
Income Tax Expense (Benefit)	$ (101)	$ (81)	$ (160)	$ (139)	$ (309)	$ 336	$ (557)